Annual Report

December 31, 2023

First Symetra Separate Account S

First Symetra Separate Account S
Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Symetra National Life Insurance Company of New York and the Contract Owners of First Symetra Separate Account S:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that compromise First Symetra Separate Account S (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for each of the years in the two‑year period then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for each of the years in the four‑year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations and changes in net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the four‑year period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for the year ended December 31, 2019 were audited by other independent registered public accountants whose report, dated April 30, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with fund companies or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provides a reasonable basis for our opinion.
/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 24, 2024

First Symetra Separate Account S
Report of Independent Registered Public Accounting Firm (Continued)

Appendix

American Century Balanced
Federated Hermes Managed Volatility II
Fidelity Government Money Market Portfolio - Service Class II
Pioneer Fund VCT Class I
Pioneer Mid Cap Value VCT Class I
Pioneer Select Mid Cap Growth VCT Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
VY JPMorgan Emerging Markets Equity Portfolio Initial

The following sub-accounts had varying audited periods defined in the table below:

Sub-account	Statements of Assets and Liabilities	Statements of Operations and Changes in Net Assets	Financial Highlights
American Century Balanced	Not presented - no net assets at December 31, 2023	No difference	No difference

First Symetra Separate Account S
Statements of Assets and Liabilities
As of December 31, 2023

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Federated Hermes Managed Volatility II	88	$836	$789	$789	26
Fidelity Government Money Market Portfolio - Service Class II	16,253	16,253	16,253	16,253	1,768
Pioneer Fund VCT Class I	5,250	79,389	84,057	84,057	408
Pioneer Mid Cap Value VCT Class I	2,831	40,377	31,700	31,700	526
Pioneer Select Mid Cap Growth VCT Class I	5,724	146,799	126,040	126,040	867
Voya Global High Dividend Low Volatility Portfolio - Class S	1,009	10,253	11,155	11,155	253
VY JPMorgan Emerging Markets Equity Portfolio Initial	1,664	27,357	20,921	20,921	676

SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
American Century Balanced[1]	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Federated Hermes Managed Volatility II	868	16	(11)	(1)	4	(29)	—	79	50	54	—	(133)	(133)	(79)	789
Fidelity Government Money Market Portfolio - Service Class II	15,215	719	(197)	(24)	498	—	—	—	—	498	580	(40)	540	1,038	16,253
Pioneer Fund VCT Class I	65,544	645	(910)	(109)	(374)	(533)	3,023	15,816	18,306	17,932	874	(293)	581	18,513	84,057
Pioneer Mid Cap Value VCT Class I	28,055	574	(365)	(44)	165	(484)	3,335	87	2,938	3,103	581	(39)	542	3,645	31,700
Pioneer Select Mid Cap Growth VCT Class I	106,063	—	(1,428)	(171)	(1,599)	(617)	—	20,568	19,951	18,352	1,745	(120)	1,625	19,977	126,040
Voya Global High Dividend Low Volatility Portfolio - Class S	10,356	288	(131)	(15)	142	6	359	21	386	528	290	(19)	271	799	11,155
VY JPMorgan Emerging Markets Equity Portfolio Initial	19,342	396	(253)	(30)	113	(169)	—	1,093	924	1,037	580	(38)	542	1,579	20,921

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
American Century Balanced[1]	$1,392	$2	$(3)	$—	$(1)	$190	$44	$(318)	$(84)	$(85)	$—	$(1,307)	$(1,307)	$(1,392)	$—
Federated Hermes Managed Volatility II	1,306	20	(13)	(1)	6	(5)	248	(434)	(191)	(185)	—	(253)	(253)	(438)	868
Fidelity Government Money Market Portfolio - Service Class II	14,434	188	(185)	(22)	(19)	—	—	—	—	(19)	800	—	800	781	15,215
Pioneer Fund VCT Class I	83,599	469	(888)	(107)	(526)	(410)	11,350	(27,461)	(16,521)	(17,047)	1,201	(2,209)	(1,008)	(18,055)	65,544
Pioneer Mid Cap Value VCT Class I	29,294	580	(347)	(42)	191	(188)	11,223	(13,267)	(2,232)	(2,041)	802	—	802	(1,239)	28,055
Pioneer Select Mid Cap Growth VCT Class I	152,801	—	(1,451)	(174)	(1,625)	(315)	22,687	(69,888)	(47,516)	(49,141)	2,403	—	2,403	(46,738)	106,063
Voya Global High Dividend Low Volatility Portfolio - Class S	10,638	253	(126)	(15)	112	10	332	(1,136)	(794)	(682)	400	—	400	(282)	10,356
VY JPMorgan Emerging Markets Equity Portfolio Initial	25,431	—	(251)	(30)	(281)	(95)	5,647	(12,160)	(6,608)	(6,889)	800	—	800	(6,089)	19,342

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Notes to Financial Statements

1.ORGANIZATION

First Symetra Separate Account S (the “Separate Account”) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of First Symetra National Life Insurance Company of New York (“First Symetra”), a wholly-owned subsidiary of Symetra Life Insurance Company (“Symetra Life”). Symetra Life is a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various First Symetra variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units (“Units”). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies (“Mutual Funds”) as indicated below. Not all sub-accounts are available in all First Symetra variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of
First Symetra's, Symetra Life's or Symetra Financial Corporation's other business activities.

The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2023 and December 31, 2022 for the following sub-accounts, except as noted in footnotes 1 and 2 to the table below.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
American Century Variable Portfolios, Inc.
American Century Balanced[1]	VP Balanced Fund

Federated Insurance Series
Federated Hermes Managed Volatility II	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Government Money Market Portfolio - Service Class II	VIP Government Money Market Portfolio — Service Class II

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I2	Pioneer Bond VCT Portfolio — Class I
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class S

Voya Investors Trust
VY JP Morgan Emerging Markets Equity Portfolio Initial	VY JP Morgan Emerging Markets Equity Portfolio Class I

1 There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of
December 31, 2023.
2 There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2023.

First Symetra Separate Account S
Notes to Financial Statements

2.     SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities (“Level 2”) and significant unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority (“Level 3”).

The availability of observable market information is the principal factor in determining the level to which the Separate Account’s investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of First Symetra, which is taxed as a “Life Insurance Company” under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.EXPENSES AND RELATED PARTY TRANSACTIONS

First Symetra assumes mortality and expense (“M&E”) risks and incurs asset-related administrative expenses related to the operations of the Separate Account. First Symetra deducts a daily charge from the assets of the sub-accounts to cover these risks. The daily charge for the NY Spinnaker (“Spinnaker”) product is, on an annual basis, equal to a rate of 1.40 percent (1.25 percent for the M&E risks and 0.15 percent for asset-related administration expense) of the average daily net assets of the sub-accounts. Reference the product prospectus for additional details. The charges are included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.

First Symetra also deducts an annual contract maintenance charge of $30 for each contract from the Spinnaker contract values, and other contract maintenance charges that may vary by contract and other factors described in the product prospectuses. This charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Spinnaker contract. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

First Symetra Separate Account S
Notes to Financial Statements
4.INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended
December 31, 2023.

Sub-Account	Purchases	Proceeds From Sales
Federated Hermes Managed Volatility II	$16	$145
Fidelity Government Money Market Portfolio - Service Class II	1,276	239
Pioneer Fund VCT Class I	4,440	1,213
Pioneer Mid Cap Value VCT Class I	4,448	406
Pioneer Select Mid Cap Growth VCT Class I	1,581	1,556
Voya Global High Dividend Low Volatility Portfolio - Class S	922	151
VY JPMorgan Emerging Markets Equity Portfolio Initial	947	292

5.CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2023, and 2022 were as follows:

	2023			2022
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
American Century Balanced[1]	—	—	—	—	(47)	(47)
Federated Hermes Managed Volatility II	—	(5)	(5)	—	(8)	(8)
Fidelity Government Money Market Portfolio - Service Class II	65	(5)	60	90	—	90
Pioneer Fund VCT Class I	5	(2)	3	7	(12)	(5)
Pioneer Mid Cap Value VCT Class I	11	(1)	10	15	—	15
Pioneer Select Mid Cap Growth VCT Class I	13	(1)	12	18	—	18
Voya Global High Dividend Low Volatility Portfolio - Class S	6	—	6	10	—	10
VY JPMorgan Emerging Markets Equity Portfolio Initial	19	(1)	18	26	—	26

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

First Symetra Separate Account S
Notes to Financial Statements
6.ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts of the First Symetra Separate Account S, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2023.

		As of December 31,			For the year ended December 31,
Sub-Account	Year Ended	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Balanced[1]
	2023	$28.729	—	$—	—%	1.40%	14.79%
	2022	25.027	—	—	0.20	1.40	(18.42)
	2021	30.676	47	1,392	0.70	1.40	14.16
	2020	26.871	215	5,462	1.17	1.40	10.96
	2019	24.216	382	8,738	1.54	1.40	18.18
Federated Hermes Managed Volatility II
	2023	30.845	26	789	1.93	1.40	7.18
	2022	28.780	30	868	1.90	1.40	(14.95)
	2021	33.840	39	1,306	1.80	1.40	16.87
	2020	28.956	48	1,395	2.59	1.40	(0.47)
	2019	29.094	59	1,723	2.09	1.40	18.56
Fidelity Government Money Market Portfolio - Service Class II
	2023	9.196	1,768	16,253	4.54	1.40	3.19
	2022	8.912	1,707	15,215	1.27	1.40	(0.15)
	2021	8.925	1,617	14,435	—	1.40	(1.38)
	2020	9.050	1,529	13,832	0.23	1.40	(1.15)
	2019	9.155	1,445	13,231	1.74	1.40	0.34
Pioneer Fund VCT Class I
	2023	205.969	408	84,057	0.88	1.40	27.14
	2022	161.998	405	65,544	0.65	1.40	(20.61)
	2021	204.060	409	83,599	0.32	1.40	26.20
	2020	161.690	433	70,225	0.77	1.40	22.55
	2019	131.936	455	60,306	1.03	1.40	29.51
Pioneer Mid Cap Value VCT Class I
	2023	60.275	526	31,700	1.96	1.40	10.90
	2022	54.353	516	28,055	2.09	1.40	(6.95)
	2021	58.412	502	29,294	0.95	1.40	27.87
	2020	45.682	486	22,219	1.22	1.40	0.72
	2019	45.357	467	21,196	1.32	1.40	26.65
Pioneer Select Mid Cap Growth VCT Class I
	2023	145.360	867	126,040	—	1.40	17.12
	2022	124.107	855	106,063	—	1.40	(32.02)
	2021	182.554	837	152,801	—	1.40	6.57
	2020	171.305	824	141,110	—	1.40	37.24
	2019	124.824	806	100,602	—	1.40	31.23

First Symetra Separate Account S
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,			For the year ended December 31,
Sub-Account	Year Ended	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Voya Global High Dividend Low Volatility Portfolio - Class S
	2023	$44.001	253	$11,155	2.73%	1.40%	4.95%
	2022	41.925	247	10,356	2.51	1.40	(6.43)
	2021	44.806	237	10,638	2.32	1.40	18.89
	2020	37.687	228	8,581	2.26	1.40	(2.47)
	2019	38.641	217	8,372	2.56	1.40	19.73
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2023	30.968	676	20,921	1.96	1.40	5.33
	2022	29.401	658	19,342	—	1.40	(26.92)
	2021	40.233	632	25,431	—	1.40	(11.10)
	2020	45.255	614	27,794	0.61	1.40	31.88
	2019	34.315	591	20,294	0.14	1.40	30.28
1.Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2.These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days' average net assets. These ratios exclude those expenses, such as mortality and expense risk charges and asset related administration charges that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3.These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset related administration charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4.These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

First Symetra Separate Account S
Notes to Financial Statements
7.SUBSEQUENT EVENTS

The Separate Account has evaluated subsequent events through April 24, 2024, the date which the Separate Account’s financial statements were available to be issued.